Taxation (Business Tax and Related Surcharges and VAT, Narrative) (Details) - PRC [Member]	8 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2015
Business Tax, Related Surcharges and VAT [Line Items]
Business tax rate	5.00%
Online game business [Member]
Business Tax, Related Surcharges and VAT [Line Items]
Business tax rate, surcharges	0.60%
Operation of 17173.com Website [Member]
Business Tax, Related Surcharges and VAT [Line Items]
Business tax rate, surcharges	0.60%
Cinema advertising business [Member]
Business Tax, Related Surcharges and VAT [Line Items]
Business tax rate, surcharges	0.60%
VAT rate, effective		6.00%
VAT rate, surcharge		3.00%
PC games revenues [Member]
Business Tax, Related Surcharges and VAT [Line Items]
Business tax rate		5.00%
Mobile games [Member]
Business Tax, Related Surcharges and VAT [Line Items]
VAT rate, effective		6.00%
In-house developed web game revenue [Member]
Business Tax, Related Surcharges and VAT [Line Items]
VAT rate, effective		3.00%
VAT rate		17.00%
VAT rate, immediate tax refund rate		14.00%
VAT rate, surcharge		12.00%
Online advertising revenue [Member]
Business Tax, Related Surcharges and VAT [Line Items]
VAT rate, effective		6.00%
VAT rate, surcharge		3.00%